INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES

NOTE 4:-INVENTORIES

	December 31,
	2024	2023
Raw materials	$14,028	$18,742
Finished products	17,435	25,217

	$31,463	$43,959

During the years ended December 31, 2024 and 2023, the Group wrote off inventory in a total amount of approximately $4.8 million and approximately $1.1 million, respectively. During the year ended December 31, 2022, the Group’s inventory write off was immaterial.